Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Aggregate Minimum Rental Commitments Under Non-cancelable Leases

The aggregate minimum rental commitments under non-cancelable leases for the next five years and thereafter, as of December 31, 2011, are as follows (in thousands):

Years Ending December 31,
2012	$11,749
2013	11,036
2014	10,453
2015	7,664
2016	7,201
Thereafter	19,537

$67,640